Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and time deposits placed with banks or other financial institutions with original maturities less than three months, which are unrestricted as to withdrawal or use. Interest income associated with these deposits amounted to RMB16.0 million, RMB4.1 million and RMB2.4 million in the consolidated statements of comprehensive loss for the years ended December 31, 2019, 2020 and 2021.

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2020 and 2021:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent (HKD/SGD/IDR)			Total in RMB thousands
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2020	—	84,261	12,084	361,937	35,966	—	227	—	—	494,475
December 31, 2021	80	11,570	19,783	102,565	89,494	—	16,859	—	—	240,351